Income Taxes - Schedule of Loss Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Loss Before Income Taxes [Line Items]
Loss before income taxes	¥ (80,478)	$ (11,449)	¥ (56,362)
Non-PRC [Member]
Schedule of Loss Before Income Taxes [Line Items]
Loss before income taxes	(8,058)	(1,146)	(14,742)
PRC [Member]
Schedule of Loss Before Income Taxes [Line Items]
Loss before income taxes	¥ (72,420)	$ (10,303)	¥ (41,620)